RENTALS AND LEASES - Lessor (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property Subject to or Available for Operating Lease
Property, plant and equipment, gross	$ 6,667.5	$ 6,127.3
Accumulated depreciation	3,439.2	$ 3,040.2
Operating Leases, Income Statement, Lease Revenue
Operating lease revenue	412.7
Operating Leases, Future Minimum Payments Receivable
2020	357.0
2021	273.0
2022	208.0
2023	134.0
2024	55.0
Thereafter	16.0
Total lease revenue	1,043.0
Operating Leases Recorded in Property, Plant and Equipment
Property Subject to or Available for Operating Lease
Property, plant and equipment, gross	1,091.7
Accumulated depreciation	$ 606.7